Long-Term Debt - (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Long-term debt
Total long-term debt	$ 64,295	$ 65,307
Less current portion of long-term debt	(2,442)	(2,111)
Total long-term debt, non-current	61,853	63,196
Borrowings under the revolving credit facility (the “Credit Agreement”)
Long-term debt
Total long-term debt	59,300	59,300
Capital leases
Long-term debt
Total long-term debt	8	23
Notes Payable
Long-term debt
Total long-term debt	4,896	5,801
Other debt
Long-term debt
Total long-term debt	$ 91	$ 183